Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Detail) - Interest expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	$ 2,128
Effective Portion Recognized in AOCI		$ (31)
Realized loss on qualifying cash flow hedging instruments	(152)	(1,614)
Ineffective Portion	$ 740	$ (746)